Note 6 - Convertible Debt (Details)		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares
Proceeds from promissory notes		$ 600,000
Interest Expense, Operating and Nonoperating		803,589
Conversion of convertible debt into Series D Preferred stock	$ 810,000	810,000
Gain on extinguishment of debt		$ 7,724
Series D Preferred Stock
Preferred Stock, Shares Outstanding | shares	810	810
Principal
Proceeds from promissory notes	$ 600,000
Fair value of the warrants issued	802,589	$ 802,589
Gain on extinguishment of debt	210,000
Interest
Interest Expense, Operating and Nonoperating	$ 802,859